091-2089

RECEIVED
2007 OCT 22 AM 10:27
SEC / MR

| | | | |
|---|---|---|---|
| For Internal Use Only | | Submit 1 Original | OMB Appr[redacted] |
| Sec File No. 91 - | | and 9 Copies | Expires: |
| | | | Estimated ave |

07070836

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**MarketGrader Mid Cap 100 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**SVD**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, Nasdaq Stock Market**

PROCESSED
NOV 01 2007

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

[signature]

**October 19, 2007**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 22 2007 |

SEC 2449 (1/99)

**Mary Yeager**
*Corporate Secretary*

NYSE Arca

RECEIVED
2007 OCT 22 AM 10:25
SEC / MR

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

**Via Overnight Mail**

October 19, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – SPA ETF Trust and Deutsche Bank AG**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- SPA ETF Trust, SPA MarketGrader 40 Fund (Ticker Symbol SFV);
- SPA ETF Trust, SPA MarketGrader 100 Fund (Ticker Symbol SIH);
- SPA ETF Trust, SPA MarketGrader 200 Fund (Ticker Symbol SNB);
- SPA ETF Trust, SPA MarketGrader Small Cap 100 Fund (Ticker Symbol SSK);
- SPA ETF Trust, SPA MarketGrader Mid Cap 100 Fund (Ticker Symbol SVD);
- SPA ETF Trust, SPA MarketGrader Large Cap 100 Fund (Ticker Symbol SZG); and
- Deutsche Bank AG, ELEMENTS Linked to the Morningstar Wide Moat Focus Total Return Index due October 24, 2022 (Ticker Symbol WMW).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

END

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 2 2 2007 |